Produced Content, Net	12 Months Ended
Dec. 31, 2020
Disclosure Of Produced Content Net [Abstract]
Produced Content, Net
6.	PRODUCED CONTENT, NET

As of December 31,
2019
RMB
(In millions)
Released, less amortization	892
In production	3,075
In development	388

4,355

	As of December 31,
	2020	2020
	RMB	US$
	(In millions)
Released, less amortization and impairment
—Predominantly monetized with other content assets	1,857	285
—Predominantly monetized on its own	78	12

	1,935	297
In production, less impairment
—Predominantly monetized with other content assets	3,742	573
— Predominantly monetized on its own	82	13

	3,824	586
In development, less impairment
—Predominantly monetized with other content assets	666	102
—Predominantly monetize d on its own	131	20

	797	122
Total	6,556	1,005

Amortization expense of RMB3,024 million (US$463 million) and RMB1,095 million (US$168 million)
was recognized as cost of revenues in the consolidated statements of comprehensive income (loss) for the year ended December 31, 2020, for produced content predominantly monetized with other content assets and for produced content predominantly monetized on its own, respectively. Amortization expense for produced content was RMB2,266 million

RMB
2,977

million for the year ended December 31, 2018 and 2019, respectively. Estimated amortization expense relating to the existing produced content for each of the next three years is as follows:

	RMB	US$
	(In millions)
Due in 1 year	827	127
Between 1 and 2 years	296	45
Between 2 and 3 years	197	30